Financial Assets And Financial Liabilities - Summary Of Details Of Loan And Borrowings (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	€ 74,565,145	€ 50,441,658	€ 21,940,137
Borrowings		904,632	432,295
Total	€ 75,798,415	€ 51,346,290	€ 22,372,432
Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR	EUR
Bank loans	€ 9,458,663	€ 15,809,170	€ 8,162,676
Fixed rate loan one [member] | Bottom of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate	1.55	1.55	1.55
Fixed rate loan one [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate	3.90	3.85	5.20
Fixed rate loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency			NOK
Effective interest rate			4.00
Bank loans			€ 631
Fixed rate loan three [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency			USD
Effective interest rate			0.00
Bank loans		€ 13,356,781	€ 95,719
Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR	EUR
Bank loans	€ 51,739,805	€ 20,295,796	€ 12,481,111
Floating rate loan [member] | Bottom of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate	1.35%	1.35%	1.35%
Floating rate loan [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate	4.00%	4.00%	4.75%
Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR	EUR
Effective interest rate	1.85	1.85
Bank loans	€ 967,355	€ 979,911	€ 1,200,000
Borrowings adjustment to interest rate			4.00%
Covenant Loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 12,399,322	€ 13,356,781
Covenant Loan two [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate	7.70%	7.70%
Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR	EUR
Effective interest rate	0	0
Borrowings	€ 1,233,270	€ 904,632	€ 432,295
Fixed rate loan [member] | Bottom of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate			0.00
Fixed rate loan [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate			6.00
Less than 1 year [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	52,400,166	33,702,527	€ 12,627,970
Borrowings		66,312
Total	52,523,967	33,768,839	12,627,970
Less than 1 year [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	1,526,631	13,739,369	5,106,730
Less than 1 year [member] | Fixed rate loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans			631
Less than 1 year [member] | Fixed rate loan three [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans		360,471	95,719
Less than 1 year [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	50,720,221	19,514,084	7,124,890
Less than 1 year [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	153,314	88,603	300,000
Less than 1 year [member] | Covenant Loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	0	360,471
Less than 1 year [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	123,801	66,312
1 to 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	14,455,547	6,853,989	6,496,105
Borrowings		97,624	150,407
Total	14,601,985	6,951,613	6,646,512
1 to 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	4,627,483	1,584,438	2,083,369
1 to 3 years [member] | Fixed rate loan three [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans		4,171,231
1 to 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	1,019,584	781,712	3,812,736
1 to 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	490,408	316,608	600,000
1 to 3 years [member] | Covenant Loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	8,318,072	4,171,231
1 to 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	146,438	97,624	150,407
Over 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	7,709,432	9,885,142	2,816,062
Borrowings		740,696	281,888
Total	8,672,463	10,625,838	3,097,950
Over 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	3,304,549	485,363	972,577
Over 3 years [member] | Fixed rate loan three [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans		8,825,079
Over 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans			1,543,485
Over 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	323,633	574,700	300,000
Over 3 years [member] | Covenant Loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	4,081,250	8,825,079
Over 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	€ 963,031	€ 740,696	€ 281,888